Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2024
Investment In Associates And Joint Ventures [Line Items]
Disclosure of Detailed Information of Investments in Associates and Joint Ventures

As at December 31, 2024 and 2023, this account consists of:

	2024	2023
	(in million pesos)
Carrying value of investments in associates:
MediaQuest PDRs	9,186	9,260
MIH	6,731	7,250
Individually immaterial associates	3,064	108
	18,981	16,618
Carrying value of investments in joint ventures:
VTI, Bow Arken and Brightshare	33,675	33,649
Individually immaterial joint ventures	108	41
	33,783	33,690
Total carrying value of investments in associates and joint ventures	52,764	50,308

Changes in the cost of investments for the years ended December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Balances at beginning of the year	64,658	63,020
Additions during the year	3,485	1,636
Translation and other adjustments	(133)	2
Balances at end of the year	68,010	64,658

Changes in the accumulated impairment losses for the years ended December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Balances at beginning of the year	2,875	2,805
Additions during the year	—	70
Adjustments	(112)	—
Balances at end of the year	2,763	2,875

Disclosure Of Changes In Accumulated Equity Share In Net Earnings (Losses) Of Associates And Joint Ventures Explanatory

Changes in the accumulated equity share in net earnings (losses) of associates and joint ventures as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Balances at beginning of the year	(11,475)	(8,669)
Equity share in net earnings (losses) of associates and joint ventures:	(990)	(2,806)
MediaQuest PDRs	(74)	(595)
MIH	(935)	(2,273)
VTI, Bow Arken and Brightshare	26	66
Individually immaterial associates and joint ventures	(7)	(4)
Translation and other adjustments	(18)	—
Balances at end of the year	(12,483)	(11,475)

Summary of Subscription Agreements

The following summarizes the subscription agreements entered into by PLDT with Kayana:

Date	Number of Shares Acquired
(in millions)
March 24, 2024	754.5
September 27, 2024	85.5
September 30, 2024	46.5

The following summarizes the subscription agreements entered into by PCEV with MIH:

Date	Agreement	Number of Shares	Total Consideration	PCEV's Equity Interest
		(in millions)
March 14, 2018	Acquisition of Ordinary Shares	53.4	465	100.00%
March 14, 2018	Subscription of Ordinary Shares	95.9	3,806	100.00%
December 31, 2020	Conversion of notes to Class A2 preference shares	7.9	544	43.97%
March 12, 2021	Exercise of warrants to subscribe Class A2 preference shares	6.7	447	41.87%
June 11, 2021	Subscription to Class B convertible preferred shares	15.6	1,218	38.45%
April 7, 2022	Subscription to Class C convertible preferred shares	27.2	3,252	36.82%
December 13, 2023	Subscription to Class C2 convertible preferred shares	12.3	1,563	36.97%
April 5, 2024	Subscription to Class C2 convertible preferred shares	6.7	857	37.66%

Summary of Carrying Values of Individually Immaterial Associates and Joint Venture

As at December 31, 2024 and 2023, following are the carrying values of individually immaterial associates and joint ventures:

	2024	2023
	(in million pesos)
Individually immaterial associates:
Radius	2,123	—
Kayana	853	—
Appcard, Inc.	88	108
PG1	—	—
AF Payments, Inc.	—	—
	3,064	108
Individually immaterial joint ventures:
DFTI	66	—
Telecommunications Connectivity, Inc.	42	41
PFC/VFC	—	—
	108	41
Total individually immaterial associates and joint ventures	3,172	149

Summarized Financial Information of Individually Immaterial Associates and Joint Venture

The summarized financial information of individually immaterial associates and joint ventures as at December 31, 2024 and 2023, and for the years ended December 31, 2024, 2023 and 2022 is shown below:

	2024	2023
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	12,994	4,928
Current assets	2,511	658
Noncurrent liabilities	3,625	4,919
Current liabilities	4,829	1,415
Equity	7,051	(748)
Additional Information:
Cash and cash equivalents	1,065	335
Current financial liabilities	2,824	86
Noncurrent financial liabilities	3,020	1,716

	2024	2023	2022
	(in million pesos)
Income Statements:
Revenues	3,702	935	834
Depreciation and amortization	1,123	303	177
Interest income	30	5	—
Other comprehensive income	145	8	—
Provision for income tax	30	22	1
Net loss / Total comprehensive loss	(626)	(515)	(563)
Equity share in net income of individually immaterial associates and joint ventures	(7)	(4)	(8)

VTI, Bow Arken and Brightshare [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of VTI Bow Arken and Brightshare

The table below presents the summarized financial information of VTI, Bow Arken and Brightshare as at December 31, 2024 and 2023, and for the years ended December 31, 2024, 2023 and 2022:

	2024	2023
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	77,849	78,046
Current assets	5,231	4,375
Noncurrent liabilities	9,475	9,186
Current liabilities	2,395	2,174
Equity	71,209	71,061
Carrying amount of assets in VTI, Bow Arken and Brightshare	33,675	33,649
Additional Information:
Cash and cash equivalents	3,010	2,387
Current financial liabilities (1)	81	72

(1) Excluding trade, other payables and provisions.

	2024	2023	2022
	(in million pesos)
Income Statements:
Revenues	4,708	4,344	4,033
Depreciation and amortization	1,973	1,685	1,569
Interest income	128	111	45
Provision for income tax	135	186	178
Net income (loss) / Total comprehensive income (loss)	52	132	148
Equity share in net income of VTI, Bow Arken and Brightshare	26	66	74

Carrying Value of Investments

The carrying value of PLDT’s investment in VTI, Bow Arken and Brightshare as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
VTI, Bow Arken and Brightshare equity	71,209	71,061
PLDT's share	50%	50%
Share in net assets of VTI, Bow Arken and Brightshare	35,605	35,530
Share in adjustment based on liability and ETPI net cash balance	442	442
Reimbursements	(248)	(239)
Share in SMC's advances in VTI, Bow Arken and Brightshare	(840)	(840)
Non-controlling interests	(1,127)	(1,055)
Others	(157)	(189)
Carrying amount of interest in VTI, Bow Arken and Brightshare	33,675	33,649

Satventures, Inc. [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The table below presents the summarized financial information of Satventures and subsidiaries as at December 31, 2024 and 2023, and for the years ended December 31, 2024, 2023 and 2022:

	2024	2023
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	22,710	22,153
Current assets	8,578	7,974
Noncurrent liabilities	2,146	1,682
Current liabilities	13,787	12,976
Equity	15,355	15,469
Carrying amount of interest in Satventures	9,186	9,260
Additional Information:
Cash and cash equivalents	588	797
Current financial liabilities(1)	2,736	2,635
Noncurrent financial liabilities(1)	1,210	469

(1)
Excluding trade, other payables and provisions.

	2024	2023	2022
	(in million pesos)
Income Statements:
Revenues	8,440	8,637	11,189
Depreciation and amortization	1,405	1,304	1,424
Interest income	52	46	3
Interest expense	347	281	212
Provision for (benefit from) income tax	(40)	(334)	16
Net loss / Total comprehensive loss	(115)	(929)	(203)
Equity share in net losses of Satventures	(74)	(595)	(130)

MIH [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The summarized financial information of MIH as at December 31, 2024 and 2023, and for the years ended
December 31, 2024, 2023 and 2022 is shown below:

	2024	2023
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	7,241	4,309
Current assets	29,815	17,942
Noncurrent liabilities	798	190
Current liabilities	29,461	13,446
Equity	6,797	8,615
Carrying amount of interest in MIH	6,731	7,250
Additional Information:
Cash and cash equivalents	8,565	6,682
Current financial liabilities(1)	29,274	13,317

(1) Excluding statutory payables and accrued taxes.

	2024	2023	2022
	(in million pesos)
Income Statements:
Revenues	14,089	8,553	7,683
Depreciation and amortization	392	348	182
Interest income	168	112	133
Provision for income tax	64	32	2
Net loss/Total comprehensive losses	(2,501)	(6,153)	(8,155)
Equity share in net losses of MIH (1)	(935)	(2,273)	(3,026)

(1) 2024 and 2023 amounts include impact of 2023 and 2022 audit adjusting entries, respectively.

Carrying Value of Investments

The carrying value of PCEV’s investment in MIH as at December 31, 2024 and 2023 are as follows.

	2024	2023
	(in million pesos)
MIH Equity(1)	4,711	6,895
PCEV's noncontrolling interests	37.66%	36.97%
Share in net assets of MIH	1,774	2,549
Goodwill arising from acquisition	4,957	4,701
Carrying amount of interest in MIH	6,731	7,250

(1) MIH Equity is net of Php2,086 million and Php1,720 million Stock Option in 2024 and 2023, respectively.